Schedule of Various Distribution Thresholds (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Distribution Threshold Twenty Five Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017	$ 4,753,000
2018
2019
2020
Total	4,753,000
Distribution Threshold Forty Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017	125,200
2018	661,525
2019
2020
Total	786,725
Distribution Threshold Seventy Five Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017
2018	217,725
2019
2020
Total	217,725
Distribution Threshold Eighty Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017
2018	22,883
2019
2020	1,476,126
Total	1,499,009
Distribution Threshold Ninty Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017
2018
2019	377,524
2020
Total	377,524
Distribution Threshold One Twenty Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017
2018
2019	458,924
2020	49,554
Total	508,478
Distribution Threshold One Sixty Million [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017
2018
2019
2020
2021	357,539
Total	357,539
Distribution Threshold [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
2017	4,878,200
2018	902,133
2019	836,448
2020	1,525,680
2021	357,539
Total	$ 8,500,000